Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,924,000.00
Previously Paid Amount	0.00
Total Fee Amount	428.39
Total Offset Amount	0.00
Net Fee	428.39
Narrative - Max Aggregate Offering Price	$ 4,924,000.00
Final Prospectus	true